S000081438 [Member] Investment Strategy - Trillium ESG Global Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in companies the portfolio managers believe are leaders in managing risks and opportunities related to environmental, social and governance criteria, have above average growth potential, and are reasonably valued. The Fund invests in both U.S. and non‑U.S. companies of any size or market capitalization. The Fund invests primarily in common stocks, either directly or indirectly. The Fund utilizes a core investment style that incorporates elements of both growth and value investing. The Fund obtains indirect exposure to stocks and other equity securities through instruments such as depositary receipts, as described below. Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities that meet the Fund’s subadviser, Trillium Asset Management, LLC (“Trillium”), ESG criteria. For purposes of its 80% investment policy, the equity securities that meet Trillium’s ESG criteria are those that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening described below under “Portfolio Analysis and Construction” and “ESG Considerations and Active Ownership.”
Non‑U.S. Investments. The Fund normally invests at least 40% of its net assets in companies located in countries other than the U.S., provided that the Fund reserves the flexibility to invest the lesser of 40% or the percentage of non‑U.S. securities in the Fund’s performance benchmark (currently, the MSCI ACWI Index) less 10%. The Fund intends to invest in a broad array of countries, which may include companies located in frontier or emerging markets. In addition to acquiring direct ownership of equity securities of non‑U.S. companies, the Fund may obtain investment exposure indirectly, including through depositary receipts. Depositary receipts and other investments intended to achieve investment exposure to equity securities indirectly will be counted towards the Fund’s 80% investment policy.
Portfolio Analysis and Construction. Trillium believes that the best long-term investments for the Fund are found in companies that have above-average financial characteristics and growth potential, while also contributing towards the goals of a sustainable global economy. Trillium believes that a company’s sound understanding of sustainability principles can demonstrate the qualities of innovation and leadership that tend to support the creation of a distinct competitive advantage and the building of long-term value. The portfolio managers identify individual companies that satisfy Trillium’s proprietary fundamental and ESG criteria analysis and screening process, including companies outside of the Fund’s benchmark.
In conducting fundamental research, the portfolio managers combine fundamental investment considerations with proprietary ESG criteria analysis and screening. Trillium believes that this integrated approach provides insight into how a company behaves commercially and how it deals with existing and emerging ESG risks and opportunities. The Fund may invest in companies of any size. Under normal circumstances, the portfolio managers attempt to mitigate risk through consideration of country and economic sector allocations. The intended outcome of the portfolio managers’ investment process is a portfolio that typically consists of between 75‑120 companies.
In Trillium’s opinion, each company is unique in terms of its business and risk profile. In conducting fundamental and ESG analysis, the portfolio managers seek to identify certain traditional business qualities in each of the companies it considers for the Fund. Identifying companies that meet Trillium’s financial and ESG criteria is an important part of the process, while recognizing that it is also critical to make investments at reasonable valuations.
When selecting securities for the Fund, the portfolio managers’ financial analysis also includes a holistic review of ESG criteria and how they may impact a stock’s valuation or performance. These ESG criteria include key sustainability risks and opportunities spanning a range of topics including board diversity, climate change policies, supply chains and human rights policies. Trillium also excludes or restricts from investment individual companies on the basis of certain qualitative and quantitative screens. See “ESG Considerations and Active Ownership” below for more detail.
The portfolio managers do not prioritize one set of factors over the others, although “E”, “S” or “G” factors may be given more or less consideration depending on a company’s particular industry, sector, geographic region, or size. For example, Trillium may weigh Social factors more heavily for a firm in the professional services industry and Environmental factors more heavily for a manufacturing company. Trillium applies its proprietary ESG analysis and screening for each company it considers for investment. Some of the ESG criteria Trillium assesses, which can vary based on industry as noted above, include, but are not limited to:
Environmental – Use of harmful pollutants and chemicals; Raw material management; Greenhouse gas emissions and use of renewable energy sources.
Social – Payment of fair wages; Human capital management strategy; Encouragement of diversity and inclusion; Support of LGBTQ rights.
Governance – Board diversity; Independent roles of CEO and Board chair; Reasonableness of executives’ wages; Dedication to corporate transparency.
Portfolio managers also analyze a company’s ESG related policies and practices, including reviews of third-party evidence when available. For example, the portfolio managers may consider whether a company maintains an environmental management system certified to certain international standards, and also consider data from a variety of public sources including eligible company filings, other publicly available materials, shareholder/investor events, and in certain cases, information resulting from direct communication with company management teams. The portfolio managers also have access to and consider information obtained from multiple third-party providers for both financial and ESG data, in addition to internally generated analysis, throughout its proprietary investment process. Trillium also reviews publicly available information provided from government agencies, news agencies and not‑for‑profit organizations. See “ESG Considerations and Active Ownership” below for more detail.
The portfolio managers look to achieve capital appreciation by investing in superior companies while also considering the Fund’s allocations and exposures across:
•	Economic sectors;
•	Countries or regions; and
•	Company size.
Although the Fund did not invest significantly in derivatives instruments as of the most recent fiscal year end, it may engage in certain currency hedging transactions. The Fund may also participate in IPOs.
ESG Considerations and Active Ownership. Trillium believes in active ownership and that engaging companies on ESG topics using shareholder advocacy can lead to improvements in corporate ESG performance practices, policies and impact. Trillium typically seeks to align Trillium’s values and financial objectives by combining impactful investment solutions with active ownership, aspiring to provide long-term value while advancing humankind towards a sustainable global economy, a just society, and a better world. For Trillium this means being active shareholders with the intention to advocate in support of protections and respect for human rights, the natural environment, economic, environmental, social, and climate justice, labor rights, and civil society institutions. In pursuing the Fund’s investment objective and considering individual investments, Trillium considers both impact to these aspirational goals as well as financial performance. Trillium’s proxy voting guidelines incorporate these ESG matters and perspectives and votes are executed consistent with Trillium’s fiduciary duties.
As part of its ESG analysis, there are certain industries and business activities that Trillium currently identifies as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. Trillium employs qualitative and quantitative screens to exclude or restrict these types of investments. The Fund does not invest in companies that are primarily engaged in fossil fuel production based on a company’s total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that Trillium finds credible. The Fund will also exclude from consideration companies that derive a material proportion of their total gross revenue from business activities that are incompatible with Trillium’s sustainability goals. These include business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (i.e., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The Fund also restricts investment in companies that Trillium identifies as having major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, and product safety.